General Information - Consolidated Subsidiaries Acquired or Newly Established (Detail)	12 Months Ended
Dec. 31, 2019
GRAIN TERMINAL HOLDING PTE LTD [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-06
Ownership (%)	75.00%
Reason	Acquisition of control
Mykolaiv Milling Works PJSC [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-06
Ownership (%)	100.00%
Reason	Acquisition of control
Yuzhnaya Stevedoring Company Limited LLC [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-06
Ownership (%)	100.00%
Reason	Acquisition of control
Chargev Co., Ltd [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-09
Ownership (%)	100.00%
Reason	New establishment
Korea Fuel Cell [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-11
Ownership (%)	100.00%
Reason	New establishment
JB CLARK HILLS [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-12
Ownership (%)	70.00%
Reason	Reclassified to subsidiary from associate
POSCO GEM 1st Fund [member]
Disclosure of subsidiaries [line items]
Date of addition	2019-12
Ownership (%)	100.00%
Reason	New establishment